SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of advertisers or advertising agents that accounted for 10% or more of the total advertising service revenue
	Percentage of revenue
	2010	2011	2012

Customer A	10.6%	N/A	N/A